May 30, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	ING Separate Portfolios Trust
SEC File Nos. 333-141111; 811-22025

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 32 (“Amendment”) to the Registration Statement of ING Separate Portfolios Trust (“Registrant”). This Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), as amended and shall become effective on July 31, 2013. The Registrant is filing the Amendment for the purpose of updating the Registrant’s Class P Prospectus, Class SMA Prospectus, and the Statement of Additional Information for ING Investment Grade Credit Fund; and the Registrant’s Class I Prospectus, Class P Prospectus, and Statement of Additional Information for ING Emerging Markets Corporate Debt Fund, ING Emerging Markets Hard Currency Debt Fund, and ING Emerging Markets Local Currency Debt Fund, each dated July 31, 2013, in compliance with annual updating requirements to pursuant to section 10(a)(3) of the 1933 Act.

Should you have any questions or comments regarding this filing, please contact Jay Stamper at 480-477-2660 or the undersigned at 480-477-2649.

Very truly yours,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
ING Investment Management – ING Funds

Attachment

cc:	Huey P. Falgout, Jr., Esq.
ING Investments, LLC

Jeffrey S. Puretz, Esq.
Dechert LLP